Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 14 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

Amounts reported in the consolidated balance sheets are as follows:

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	6,087	4,969
ROU assets – additions	2,573	2,079
ROU assets – disposals	(1,473)	(961)
	7,187	6,087

Less accumulated depreciation	2,866	2,386

	4,321	3,701

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Other current liabilities	1,687	1,297
Other long-term liabilities	2,634	2,404

Total lease liabilities	4,321	3,701

A.	Operating leases (cont.)

In the year ended December 31, 2023, the Company recognized lease costs in the amount of $1,854 (2022 - $1,480, 2021 - $1,060).

Minimum future payments under non-cancellable leases as of December 31, 2023 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2023	1,947
2024	1,733
2025	911
2026	212
2027	-
4,803
Less imputed interest	482

Total lease liabilities	4,321

The weighted average term of the operating leases as of December 31, 2023 is 32 months.

B.  Outstanding Purchase Orders

As of December 31, 2023, the Company has purchase orders of $51,110 (2022 - $43,169) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.